TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of TRADE RECEIVABLES [Abstract]
Disclosure of detailed information about trade receivables [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Trade receivables	650,963	627,865
Less: provision for bad debt allowance	(426,849)	(95,504)
	224,114	532,361

Schedule of maturity analysis of trade receivables based on invoice data [Text Block]
All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company's trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Within 90 days	57,785	246,441
Between 3 and 6 months	69,037	275,329
More than 6 months	97,292	10,591
	224,114	532,361

Schedule of maturity analysis of trade receivables that were neither past due nor impaired or past due but not impaired [Text Block]
An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor impaired	Less than 30 days	31 to 120 days	Over 120 days	Sub-total	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
December 31, 2017	521,770	10,591	-	-	-	532,361
December 31, 2018	126,823	97,291	-	-	-	224,114